Redeemable Series A and Series B Stock and Non-Controlling Interest - Additional Information (Details) - USD ($)			1 Months Ended				12 Months Ended
	Jun. 30, 2021	Jun. 07, 2021	Jun. 30, 2021	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2023	Jun. 30, 2018	Jul. 31, 2016
Minority Interest [Line Items]
Redeemable shares authorized	2,000,000		2,000,000				2,000,000	2,000,000		2,000,000
Preferred stock, shares issued	0		0				0	0	0	0
Stock issued during period, value	$ 0		$ 0				$ 0	$ 0	$ 0	$ 0
Shares issued in private placement	0		0				0	0	0	0
April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Temporary equity accretion of dividends							$ 0	$ 152,300,000
Put Right Redeemable Shares					17,919,217
April 2018 Series B Redeemable Cumulative Series B Stock
Minority Interest [Line Items]
Conversion of stock, shares			1,650,000
July 2018 Redemption of Cumulative Series B Redeemable Shares
Minority Interest [Line Items]
Conversion of stock, shares			1,134,946
Fair value of stock converted			$ 16,500,000
Series B Stock
Minority Interest [Line Items]
Stock repurchased during period, shares				1,134,946
Sale of stock, price per share	$ 10.00		$ 10.00					$ 10.00
Accrued Dividends	$ 3,100,000		$ 3,100,000					$ 3,100,000
Repurchase of preferred stock shares	2,889,786		2,889,786					2,889,786
Payments for repurchase	$ 28,900,000		$ 28,900,000
Tamarack Cellars | January 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Temporary equity accretion of dividends							0	$ 1,100,000
TGAM
Minority Interest [Line Items]
Stock repurchased during period, shares		2,889,507
TGAM | Series B Stock
Minority Interest [Line Items]
Redemption value of preferred stock					$ 5,674,733,000
Unpaid cumulative dividend								0
Repurchase of stock price per share				$ 7.30
Redeemable shares authorized					28,570,883
Proceeds from issuance of stock					$ 40,000,000.0
Proceeds from issuance of stock, net of issuance cost					$ 39,700,000
Sale of stock, price per share					$ 7.05
Preferred stock, shares issued					5,674,733
stock, dividend rate, percentage					5.00%
Shares issued in private placement					5,674,733
Repurchase of preferred stock shares				1,134,947
Payments for repurchase				$ 8,290,000,000
Splinter Group | July 2016 Noncontrolling Redeemable Interest
Minority Interest [Line Items]
Stock issued during period, value												$ 1,400,000
Put Option
Minority Interest [Line Items]
Stock issued during period, value					$ 12,483,700,000
Redemption terms description				the put is contingent upon the Series B holder exercising its put right. The contingent put right in the 1,134,946 Series A shares were to become exercisable in April 2025, or 6.75 years from the July 2018 issuance date (the put right held by the holder of the Series B shares and held by the holder of the 1,134,946 Series A shares, were to become exercisable on the same date, or April 4, 2025).
Put Option | Class A common stock
Minority Interest [Line Items]
Shares subject to accretion in carrying value, shares				1,134,946
Redeemable stock, shares issued				1,134,946
Put Option | April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Conversion of stock, shares					17,919,218
Shares not classified as stockholders equity					17,919,217
Stock issued during period, value					$ 12,483,700,000
Redeemable stock, shares issued					20,785,643
Temporary equity accretion of dividends								152,300,000	$ 7,800,000
Temporary equity accretion of retained earnings								25,100,000
Additional paid in capital	133,000,000.0		133,000,000.0					133,000,000.0
Redemption value of preferred stock								0	37,800,000
Put Option | Series A Stock
Minority Interest [Line Items]
Temporary equity accretion of dividends							0	3,100,000	0
Temporary equity accretion of retained earnings								0
Additional paid in capital	133,000,000.0		133,000,000.0					133,000,000.0
Redemption value of preferred stock								0
Redemption terms description				the put is contingent upon the Series B holder exercising its put right. The contingent put right in the 1,134,946 Series A shares becomes exercisable in April 2025, or 6.75 years from the July 2018 issuance date (the put right held by the holder of the Series B shares and held by the holder of the 1,134,946 Series A shares, become exercisable on the same date, or April 4, 2025).
Proceeds from issuance of stock				$ 8,300,000
Sale of stock, price per share				$ 20.86
Preferred stock, shares issued				1,134,946
Shares issued in private placement				1,134,946
Carrying value of common stock									8,300,000
Put Option | Series B Stock
Minority Interest [Line Items]
Shares not classified as stockholders equity					4,539,788
Temporary equity accretion of dividends							$ 0	5,800,000	5,000,000.0
Temporary equity accretion of retained earnings								0
Additional paid in capital	5,800,000		5,800,000					5,800,000
Redemption value of preferred stock								0	42,700,000
Preferred stock, shares issued					4,539,786
Stock issued during period, value											$ 39,700,000
Shares issued in private placement					4,539,786
Put Option | Tamarack Cellars
Minority Interest [Line Items]
Stock issued during period, shares, acquisition						372,387
Shares not classified as stockholders equity						372,387
Shares subject to accretion in carrying value, shares						372,387
Temporary equity accretion of dividends								1,100,000	0
Temporary equity accretion of retained earnings								0
Additional paid in capital	1,100,000		1,100,000					1,100,000
Redemption value of preferred stock								0
Put Option | Tamarack Cellars | Class A common stock
Minority Interest [Line Items]
Carrying value of common stock									$ 2,600,000
Put Option | Tamarack Cellars | January 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Stock issued during period, shares, acquisition						372,387
Conversion of stock, shares					372,387
Shares not classified as stockholders equity						372,387
Shares subject to accretion in carrying value, shares						372,387
Temporary equity accretion of retained earnings								0
Additional paid in capital	$ 1,100,000		$ 1,100,000					$ 1,100,000
Put Option | Tamarack Cellars | Series A
Minority Interest [Line Items]
Conversion of stock, shares					372,387
Put Option | Tamarack Cellars | Series A | January 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Conversion of stock, shares					372,387
Put Option | Major Investor | April 2018 Series A Redeemable Stock
Minority Interest [Line Items]
Redeemable stock, shares issued					17,919,218
Put Option | Splinter Group | July 2016 Noncontrolling Redeemable Interest
Minority Interest [Line Items]
Minimum capital stock sold percentage on outstanding capital stock				25.00%								25.00%
Minimum assets sold percentage on aggregate values of assets												25.00%